SHARE BASED COMPENSATION - Employees and non employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Employees
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period | shares		1,051,800	1,051,800	916,500	916,500		631,500
Granted (in shares) | shares		552,814	552,814	379,000	379,000		327,000
Forfeited / Canceled (in shares) | shares				(30,000)	(30,000)		(42,000)
Exercised (in shares) | shares		(544,014)	(544,014)	(213,700)	(213,700)
Options outstanding, end of period | shares	631,500	1,060,600	1,060,600	1,051,800	1,051,800		916,500	631,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period		$ 3.27		$ 0.0003		$ 0.0002
Granted, per share		2.49		9.07		0.0004
Forfeited / Canceled, per share				0.0001		0
Weighted Average Exercise Price, Ending of period	$ 0.0002	3.65		3.27		0.0003
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value, beginning of period		5.87		7.48		6.43
Fair value of grants, per share		3.47		3.10		9.80
Fair value of forfeitures / Canceled, per share				3.04		9.68
Fair value of exercises, per share				8.13
Weighted Average Grant Date Fair Value, end of period	$ 6.43	$ 4.91		$ 5.87		$ 7.48
Weighted Average Remaining Contractual Term		7 years 25 days	7 years 25 days	7 years 4 months 13 days	7 years 4 months 13 days		7 years 3 months 4 days	7 years 2 months 19 days
Aggregate Intrinsic Value | $	$ 6,090	$ 637		$ 3,616		$ 8,985
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest, shares outstanding | shares		650,750							650,750
Vested and expected to vest, weighted average exercise price		$ 2.91
Vested and expected to vest, weighted average grant date fair value, per share		$ 5.12
Vested and expected to vest, remaining contractual term		6 years 1 month 9 days	6 years 1 month 9 days
Vested and expected to vest, aggregate intrinsic value | $		$ 531
Fair value of equity awards vested		2,811	¥ 17,912		¥ 11,725		¥ 12,376
Unrecognized employee share-based compensation expense		$ 943							¥ 6,091
Period for recognition of unrecognized compensation cost		1 year 3 months	1 year 3 months
Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period | shares		447,300	447,300	247,000	247,000		93,700
Granted (in shares) | shares		336,800	336,800	271,000	271,000		153,300
Exercised (in shares) | shares		(412,400)	(412,400)	(70,700)	(70,700)
Options outstanding, end of period | shares	93,700	371,700	371,700	447,300	447,300		247,000	93,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period		$ 4.86		$ 0.0003		$ 0.0004
Granted, per share		0.94		8.44		0.0003
Exercised, per share				1.60
Weighted Average Exercise Price, Ending of period	$ 0.0004	5.92		4.86		0.0003
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value, beginning of period		5.85		8.94		7.53
Fair value of grants, per share		3.83		3.07		9.80
Fair value of exercises, per share				6.66
Weighted Average Grant Date Fair Value, end of period	$ 7.53	$ 4.77		$ 5.85		$ 8.94
Weighted Average Remaining Contractual Term	8 years 1 month 10 days	7 years 10 months 17 days	7 years 10 months 17 days	8 years 6 months 16 days	8 years 6 months 16 days		8 years 4 months 24 days
Aggregate Intrinsic Value | $	$ 904	$ 148		$ 1,166		$ 2,422
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest, shares outstanding | shares		335,200							335,200
Vested and expected to vest, weighted average exercise price		$ 5.98
Vested and expected to vest, weighted average grant date fair value, per share		$ 4.91
Vested and expected to vest, remaining contractual term		7 years 9 months 10 days	7 years 9 months 10 days
Vested and expected to vest, aggregate intrinsic value | $		$ 136
Fair value of equity awards vested				$ 1,657	¥ 10,561		¥ 6,037	¥ 9,284
Unrecognized employee share-based compensation expense		$ 22							¥ 140
Period for recognition of unrecognized compensation cost		5 months 26 days	5 months 26 days